Disposals - Additional Information (Details) AUD in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2016 USD ($)	Dec. 31, 2015 AUD	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) Hotel
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from asset dispositions		$ 11		$ 2,205	$ 44
Gain on sales of assets, net		8		163	0
Reduction of goodwill	[1]			36
Pre-tax gain on sale		$ 14		51	20
Hilton Sydney [member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from asset dispositions			AUD 442	340
Gain on sales of assets, net				163
Reduction of goodwill				36
Reclassification of currency translation adjustment				$ 25
Two hotels [member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from asset dispositions					9
Reclassification of currency translation adjustment					$ 3
Number of hotels sold | Hotel					2
Pre-tax gain on sale					$ 8

[1]	Relates to the sale of the Hilton Sydney, see Note 4: "Disposals" for additional information.